Plan Termination	12 Months Ended
Dec. 31, 2025
EBP 002
EBP, Description of Plan [Line Items]
Plan Termination	Plan Termination
Although it has not expressed any intent to do so, the Company has the right under the KSOP to discontinue its contributions at any time and to terminate the KSOP subject to the provisions of ERISA. In the event of Plan termination, participants become 100 percent vested in their accounts. Upon termination of the KSOP, all liabilities and expenses of the KSOP will be paid and shares of financed common stock held will be sold to the extent necessary in order to repay the loan.